Debt (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Company borrowing		$ 3,500
Tranche, description			The loan consists of two tranches; a $1.5 million tranche which became available to the Company upon the close of the loan agreement in October 2020 and was available to the Company to draw through March 31, 2021. The second tranche of $2.0 million becomes available to the Company through September 30, 2021, upon the Company’s successful achievement of a milestone related to the development of the Company’s surgical robot. Although the milestone was achieved, the Company chose not to draw down the $2.0 million tranche.
Term loan, description			The term loan is interest-only through September 30, 2021, at which time the Company made the first of 30 equal monthly payments of principal plus interest. Upon receipt of the second tranche, the interest-only window will be extended by six months to March 30, 2022, then followed by twenty-four equal monthly payments of principal plus interest. The term loan bears interest at a floating rate equal to the Prime Rate, but not less than a minimum rate of 3.25%. In addition, the final payment made at the earlier of the maturity of the loan or its termination is to include a deferred interest payment of 7.5% of the amount borrowed, resulting in a minimum annual rate of 5.98% to be paid to the lender. In the event the Company chooses to repay the term loan prior to the first anniversary of the term loan closing, a prepayment fee of 3% of the outstanding principal balance will apply. The prepayment fee is reduced to 2% if paid after the first anniversary date but before the second anniversary date and then is 1% thereafter. The prepayment fee does not apply if the Company and the bank agree to refinance the loan prior to maturity
Outstanding term loan	$ 1,500		$ 1,400
Incurred expenses				$ 100
Warrant to purchase shares (in Shares)			254,794
Common stock price per share (in Dollars per share)			$ 0.41
Exercise of warrant term			10 years
Fair value of common stock warrant per share (in Shares)			0.33
Total deferred financing costs				$ 85
Net insurance shares of common stock (in Shares)			146,577
Equipment loans, description			The equipment loans had an aggregate principal balance of $185 at inception, with forty-eight equal monthly payments of principal and interest due beginning ninety days after taking possession of the machinery. The equipment loans are collateralized by the underlying machinery. As of December 31, 2021 and 2020, the aggregate outstanding principal balance of the equipment loans was $16 and $63, respectively, net of current portion of $47.